Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 12. Transactions and Balances with Related Parties

SUN Corporation, the Company’s primary shareholder is also a reseller of the Company in the Japanese market.

a. Transactions with SUN Corporation

	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	2,454	1,957

b. Balances with SUN Corporation

	June 30, 2024	December 31, 2023
	(Unaudited)
Trade Receivables	125	345